Note 6 - Marketable Securities (Details Textual) - CAD ($)		12 Months Ended
	May 10, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 07, 2016	Jul. 20, 2016
Statement Line Items [Line Items]
Total current financial assets at fair value through profit or loss		$ 425,000	$ 625,000
Total gains (losses) on financial assets at fair value through profit or loss		(200,000)	(11,000)
Investment in Homestake common shares [member]
Statement Line Items [Line Items]
Total current financial assets at fair value through profit or loss	$ 150			$ 285	$ 300
Cconvertible, conversion price	$ 0.10
Number of shares received in conversion of convertible instruments	1,500,000
Share price				$ 0.19	$ 0.20
Total gains (losses) on financial assets at fair value through profit or loss			135,000
Investement in Bravada common shares [member]
Statement Line Items [Line Items]
Total current financial assets at fair value through profit or loss		$ 425,000	$ 625,000	$ 771,000
Share price		$ 0.16	$ 0.235	$ 0.29
Total gains (losses) on financial assets at fair value through profit or loss		$ 200,000	$ 146,000
Shares owned				2,658,004